Accounts Receivable, Net	12 Months Ended
Mar. 31, 2025
Accounts Receivable, Net [Abstract]
Accounts receivable, net
5.	Accounts receivable, net

Accounts receivable consist of the following：

	As of March 31,	As of March 31,
	2024	2025
	RMB	RMB

Accounts receivable - Product sales	47,672	26,739
Accounts receivable - Online marketing and information service and other service	2,932	2,733
Allowance of expected credit loss	(486)	(154)
Total	50,118	29,318

Movement of allowance for expected credit loss:

	As of March 31,	As of March 31,	As of March 31,
	2023	2024	2025
	RMB	RMB	RMB

At beginning of year	469	602	486
Addition/(reversal)	133	(116)	(332)
At end of year	602	486	154